Reconciliation of Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Provision of Income Taxes [Line Items]
United States statutory income tax provision	$ 50.9	$ 76.8	$ 88.9
Income and losses for which no provision or benefit has been recognized	35.7	13.5	7.0
Foreign rate differential and other foreign tax expense	(22.0)	(23.0)	(32.2)
Income tax withholdings	17.1	15.4	20.3
Permanent items	1.1	4.0	4.0
Enacted rate changes		8.9	9.0
Change in uncertain tax positions	0.2	4.4	4.5
Change in valuation allowances due to changes in judgment	7.0	(0.5)
Income tax credits, U.S.	(3.9)		(4.0)
Other	0.1	(0.2)	(0.2)
Provision for income taxes	$ 86.2	$ 99.3	$ 97.3